Related parties (Details 2) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended
	May 30, 2025	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Rent expense		$ 90,253	$ 180,506	$ 90,253	$ 90,253
Interest expense	$ 50,630	43,435	1,906	44,735	3,878
Sublease income		24,325	25,048	49,920	62,620
Consulting revenue		402,930	411,139	813,580	821,288
Dream Legal Group, Inc. [Member]
Sublease income		24,325	10,000	49,920	25,000
Dream Go Inc. [Member]
Rent expense		90,253	90,253	180,506	180,506
Luo Hui [Member]
Interest expense		960	0	1,300	0
Yi Liu [Member]
Interest expense		661	0	822	0
Genius Kid Class LLC [Member]
Consulting revenue		$ 0	$ 100,000	$ 0	$ 200,000